Income Tax (Details 3)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)
Income Tax
Period of statute of limitation years if the underpayment of taxes is due to computational errors	3 years	3 years
Period of statute of limitation extended under special circumstances	5 years	5 years
Minimum amount of underpayment of tax liability considered for special circumstances	$ 16,402	100,000
Period of statute of limitation in case of transfer pricing related adjustment	10 years	10 years
Deferred tax assets:
Accrued salary expenses	24,396,931		16,586,026
Bad debt provision	19,233,885		8,201,901
Net operating loss carry forwards	23,846,831		24,008,244
Advertising expenses temporarily non-deductible	19,970,491		9,415,848
Other	71,177		312,952
Gross deferred tax assets	87,519,315		58,524,971
Valuation allowance	(11,237,880)		(7,324,717)	(689,076)
Total deferred tax assets	76,281,435		51,200,254
Analysis as:
Current	66,331,906		41,212,042
Non-current	9,949,529		9,988,212
Deferred tax liabilities:
Amortization of intangible and other assets	29,900,565		36,925,632
Total deferred tax liabilities	29,900,565		36,925,632
Analysis as:
Non-current	29,900,565		36,925,632
Movement of the valuation allowance
Balance at the beginning of the period	7,324,717		689,076	183,392
Additions	3,631,241		6,625,864	484,262
Changes due to foreign exchange	281,922		9,777	21,422
Balance at the end of the period	$ 11,237,880		$ 7,324,717	$ 689,076